NON-CURRENT ASSETS HELD FOR SALE - Summary of Classification of Assets as Assets Held for Sale and Discontinued Operations (Detail) - ARS ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Total	$ 19,114	$ 151,024
Real Property
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Property, Plant and Equipment	$ 19,114	$ 151,024